SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 2          -      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Company's consolidated financial statements are presented in accordance with U.S. generally accepted accounting principles ("US GAAP").

A.	Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

B.	Principles of Consolidation

The Company's consolidated financial statements include the financial statements of Tower and its wholly-owned subsidiaries. The Company's consolidated financial statements are presented after elimination of inter-company transactions and balances.

C.	Cash and Cash - Equivalents

Cash and cash equivalents consist of banks deposits and short-term investments (primarily time deposits and certificates of deposit) with original maturities of three months or less.

D.	Allowance for Doubtful Accounts

The allowance for doubtful accounts is computed mainly on the specific identification basis for accounts whose collectability, in the Company's estimation, is uncertain.

E.	Inventories

Inventories are stated at the lower of cost or market. Cost is determined for raw materials and supplies mainly on the basis of the weighted moving average cost per unit. Cost is determined for work in process and finished goods on the basis of actual production costs.

F.	Property and Equipment

(1)
Property and equipment are presented at cost, including capitalizable costs. Capitalizable costs include only incremental direct costs that are identifiable with, and related to, the property and equipment and are incurred prior to its initial operation. Identifiable incremental direct costs include costs associated with the funding, acquiring, constructing, establishing and installing property and equipment, and costs directly related to pre-production test runs of property and equipment that are necessary to get it ready for its intended use. Allocation, when appropriate, of capitalizable incremental direct costs is based on the Company's estimates and methodologies including time sheet inputs. Maintenance and repairs are charged to expense as incurred.

Cost is presented net of investment grants received, and less accumulated depreciation and amortization.

Depreciation is calculated based on the straight-line method over the estimated economic lives commonly used in the industry of the assets or terms of the related leases, as follows:

Buildings and building improvements (including facility infrastructure)	10-25 years
Machinery and equipment, software and hardware.	3-7 years

(2)	Impairment examinations and recognition are performed and determined based on the accounting policy outlined in Q below.

G.	Intangible Assets

Intangible assets include the valuation amount attributed to the intangible assets as part of the purchase price allocation made at the time of acquisition of Jazz and TJP. In addition these assets include the cost of acquiring the Fab 2 technologies and incremental direct costs associated with implementing them until they are ready for their intended use.

These costs in relation to Fab 2 technologies are amortized over the expected estimated economic life of the technologies commonly used in the industry. The amortization phase commences on the date on which the technology is ready for its intended use. The amounts attributed to intangible assets as part of the purchase price allocations for the acquisitions of Jazz and TJP are amortized over the expected estimated economic lives of the intangible assets commonly used in the industry.

Impairment examinations and recognition are performed and determined based on the accounting policy outlined in Q below.

H.	Other Assets

Prepaid Long-Term Land Lease

Prepaid lease payments to the Israel Land Administration ("ILA") as detailed in Note 16C are amortized over the lease period.

I.	Convertible Debentures

Under ASC 470-20 "Debt with Conversion and Other Options", the proceeds from the sale of debt securities with a conversion feature and or other options are allocated to each of the securities issued based on their relative fair value.

ASC Topic 815 "Derivatives and Hedging" generally provides criteria that, if met, require companies to bifurcate conversion options from their host instruments and account for them as freestanding derivative financial instruments. These three criteria are (i) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (ii) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not re-measured at fair value under otherwise applicable generally accepted accounting principles with changes in fair value reported in earnings and (iii) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument subject to the requirements of Topic 815. In determining whether the embedded derivative should be bifurcated, the Company considers all other scope exceptions provided by that topic. One scope exception particularly relevant to convertibles is whether the embedded conversion feature is both indexed to and classified in the Company's equity.

Stock-Based Instruments in Financing Transactions

The Company calculates the fair value of stock-based instruments included in the units issued in its financing transactions. That fair value is recognized in equity, if determined to be eligible for equity classification. The fair value of such stock-based instruments, when included in issuance of debt that is not itself accounted at fair value is considered a discount on the debt and results in an adjustment to the yield of the debt.

J.	Income Taxes

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". This topic prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities. Deferred taxes are computed based on the tax rates anticipated (under applicable law as of the balance sheet date) to be in effect when the deferred taxes are expected to be paid or realized.

We evaluate the realizability of our deferred tax assets for each jurisdiction in which we operate at each reporting date, and establish valuation allowances when it is more likely than not that all or a portion of our deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income of the same character and in the same jurisdiction. We consider all available positive and negative evidence in making this assessment, including, but not limited to, the scheduled reversal of deferred tax liabilities and projected future taxable income. In circumstances where there is sufficient negative evidence indicating that our deferred tax assets are not more-likely-than-not realizable, we establish a valuation allowance.

We use a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate tax positions taken or expected to be taken in a tax return by assessing whether they are more-likely-than-not sustainable, based solely on their technical merits, upon examination and including resolution of any related appeals or litigation process. The second step is to measure the associated tax benefit of each position as the largest amount that we believe is more-likely-than-not realizable. Differences between the amount of tax benefits taken or expected to be taken in our income tax returns and the amount of tax benefits recognized in our financial statements, represent our unrecognized income tax benefits, which we either record as a liability or as a reduction of deferred tax assets. Our policy is to include interest and penalties related to unrecognized income tax benefits as a component of income tax expense.

K.	Revenue Recognition

The Company's net revenues are generated principally from sales of semiconductor wafers. The Company also derives revenues from engineering services and other support services. The majority of the Company's sales are achieved through the efforts of its direct sales force.

In accordance with ASC Topic 605 "Revenue Recognition", the Company recognizes revenues from sale of products when the following fundamental criteria are met: (i) persuasive evidence of an arrangement exists; (ii) delivery has occurred or services have been rendered, (iii) the price to the customer is fixed or determinable; and (iv)  collection of the resulting receivable is reasonably assured. These criteria are usually met at the time of product shipment. Revenues are recognized when the acceptance criteria are satisfied,  based on performing electronic, functional and quality tests on the products prior to shipment. Such Company testing reliably demonstrates that the products meet all of the specified criteria prior to formal customer acceptance, hence, collection of payment for services is reasonably assured.

The Company provides for sales returns and allowances relating to specified yield or quality commitments as a reduction of revenues at the time of shipment based on historical experience and specific identification of events necessitating an allowance.

Revenues for engineering and other services are recognized ratably over the contract term or as services are performed.

The Company's arrangements do not include multiple elements delivery. In very limited instances, engineering services agreements may specify also a price for future production of a semiconductor wafer (price option). In these agreements, the Company examines the price option to conclude if a significant discount exists by comparing the price option to the selling price of such wafers when sold separately.  To date, the Company concluded that no significant discount exists in its arrangements and hence only one element exists.  In the beginning of 2011 the Company adopted ASU 2009-13-"Multiple Deliverable Revenue Arrangements". The above adoption did not have any impact on the Company revenue recognition policy.

Advances received from customers towards future engineering services, product purchases and in some cases capacity reservation are deferred until services are rendered, products are shipped to the customer, or the capacity reservation period ends.

Revenue relating to a turn-key agreement with an Asian entity, as detailed in Note 16D(2) are recognized based on ASC 605-35 (formerly SOP 81-1 "Accounting for Performance of Construction Type and Certain Production Type Contracts") using the percentage of completion method. Measurement of the percentage toward completion is determined, based on the ratio of actual labor hours incurred to total labor hours estimated to be incurred over the duration of the contract. Such measurement involves management's estimates and judgment and are based on a detailed project plan, the Company's substantial experience in building a fab,  transferring and implementing new technologies and sub-contractors' experts.

L.	Research and Development

Research and development costs are charged to operations as incurred. Amounts received or receivable from the government of Israel and others, as participation in research and development programs, are offset against research and development costs. The accrual for grants receivable is determined based on the terms of the programs, provided that the criteria for entitlement has been met.

M.	Earnings (Loss) Per Ordinary Share

Basic earnings per share is calculated, in accordance with ASC Topic 260, "Earnings Per Share",  by dividing profit or loss attributable to ordinary equity holders of Tower (the numerator) by the weighted average number of ordinary shares outstanding (the denominator) during the reported period. Diluted earnings per share is calculated by adjusting profit or loss attributable to ordinary equity holders of Tower, and the weighted average number of shares outstanding, by the effect of all dilutive potential ordinary shares.

N.	Comprehensive Income (Loss)

In accordance with ASC Topic 220, "Comprehensive Income", comprehensive income (loss) represents the change in shareholders' equity during a reporting period from transactions and other events and circumstances from non-owner sources. It includes all changes in equity during a reporting period except those resulting from investments by owners and distributions to owners. Other comprehensive income (loss) represents gains and losses that are included in comprehensive income but excluded from net income.

O.	Functional Currency and Exchange Rate Losses

The currency of the primary economic environment in which Tower and Jazz conduct their operations is the U.S. dollar ("dollar"). Thus, the dollar is the functional and reporting currency of Tower and Jazz. Accordingly, monetary accounts maintained in currencies other than the dollar are re measured into dollars in accordance with ASC 830-10, "Foreign Currency Matters". All transaction gains and losses from the remeasurement of monetary balance sheet items are reflected in the statements of operations as financial income or expenses, as appropriate. The financial statements of TJP, whose functional currency is Japanese Yen have been translated into dollars. Assets and liabilities have been translated using the exchange rates in effect on the balance sheet date. Statement of operations amounts have been translated using the average exchange rate for the period. The resulting translation adjustments are charged or credited to other comprehensive income (loss).

P.	Stock-Based Compensation

The Company applies the provisions of ASC Topic 718 Compensation - Stock Compensation, under which employee share-based equity awards are accounted for under the fair value method. Accordingly, stock-based compensation to employees and directors is measured at the grant date, based on the fair value of the award. The Company uses the straight-line attribution method to recognize stock-based compensation costs over the vesting period of the award.

Q.	Impairment of Assets

Impairment of Property, Equipment and Intangible Assets

The Company reviews long-lived assets and intangible assets on a periodic basis, as well as when such a review is required based upon relevant circumstances, to determine whether events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable.

The Company recognizes an impairment loss based upon the difference between the carrying amount and the fair value of such assets, in accordance with ASC 360-10, "Property, Plant and Equipment".

Impairment of Goodwill

Goodwill is subject to an impairment test at least on an annual basis or upon the occurrence of certain events or circumstances. Goodwill impairment is assessed based on a comparison of the fair value of the unit, to which the goodwill is ascribed, and the underlying carrying value of its net assets, including goodwill. If the carrying amount of the unit exceeds its fair value, the implied fair value of the goodwill is compared with its carrying amount to measure the amount of impairment loss, if any.

The Company conducted an impairment check as of December 31, 2011. The Company used the income approach methodology of valuation that includes discounted cash flows to determine the fair value of the unit. Significant management judgment is required in the forecasts of future operating results used for this methodology. As a result of this analysis, the carrying amount of the net assets, including goodwill were not considered to be impaired and the Company did not recognize any impairment of goodwill for the period ended December 31, 2011.

R.	Derivatives

Tower enters into derivatives from time to time, whether embedded or freestanding, that are denominated in currency other than its functional currency (generally in New Israel Shekels or "NIS"). Instruments settled with Tower's shares, that are denominated in a currency other than the Company's functional currency is not eligible to be included in equity.

S.	Classification of liabilities and equity

Tower applies EITF Issue No. 07-5, "Determining Whether an Instrument (or an Embedded Feature) is indexed to an Entity's Own Stock". The consensus is an amendment to ASC 815-40 Contract in Entity's Own Equity. The amendment sets the criteria as to when an instrument that may be settled in the company's shares is also considered indexed to a company's own stock, for the purpose of classification of the instrument as a liability or equity.

Upon initial adoption in January 1, 2009, the Company identified several instruments that are affected by the amendment all of which were, before the adoption, classified in equity and upon the adoption were reclassified from equity to liabilities. These instruments include warrants and a previously bifurcated conversion option, with either an anti-dilution feature or with an exercise price denominated in NIS. At the date of adoption and in accordance with the transition provisions of the consensus, the Company measured those instruments at fair value. The difference between the fair values and the amount previously recorded in equity was recognized as an adjustment to the opening balance of retained earnings.

The effect of the adoption on equity and retained earnings is as follows:

January 1, 2009
Additional paid in capital	$(14,065)
Retained earnings	12,800
Fair value reclassified to liability	$(1,265)

T.	Recently Issued Accounting Standards

ASU No. 2009 - 13 - Revenue Recognition (Topic 605): "Multiple-Deliverable Revenue Arrangements". This standard modifies the revenue recognition guidance for arrangements that involve the delivery of multiple elements, such as product, software, services and support, to a customer at different times as part of a single revenue generating transaction. This standard provides principles and application guidance to determine whether multiple deliverables exist, how the individual deliverables should be separated and how to allocate the revenue in the arrangement among those separate deliverables. The standard is effective for revenue arrangements entered into or modified in fiscal years beginning on or after June 15, 2010 with earlier adoption permitted. The Company adopted this standard in the beginning of the first quarter of 2011. The adoption of this update did not have a significant impact on the Company's consolidated financial statements.

In May 2011, the Financial Accounting Standards Board (FASB) issued amended standards to achieve a consistent definition of fair value and common requirements for measurement of and disclosure about fair value between U.S. GAAP and International Financial Reporting Standards. For assets and liabilities categorized as Level 3 and recognized at fair value, these amended standards require disclosure of quantitative information about unobservable inputs, a description of the valuation processes used by the entity, and a qualitative discussion about the sensitivity of the measurements. In addition, these amended standards require that we disclose the level in the fair value hierarchy for financial instruments disclosed at fair value but not recorded at fair value. These new standards are effective beginning in the first quarter of 2012; early adoption of these standards is prohibited. The Company does not expect these new standards to significantly impact  its consolidated financial statements.

In June 2011, the FASB issued amended standards to increase the prominence of items reported in other comprehensive income. These amendments eliminate the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity and require that all changes in stockholders' equity except investments by, and distributions to, owners be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In addition, these amendments require that we present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statements where the components of net income and the components of other comprehensive income are presented. These new standards are effective beginning in the first quarter of 2012 and are to be applied retrospectively. These amended standards will impact the presentation of other comprehensive income but will not impact the Company's financial position or results of operations.

In September 2011, the FASB issued amended standards to simplify how entities test goodwill for impairment. These amended standards permit an assessment of qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit in which goodwill resides is less than its carrying value. For reporting units in which this assessment concludes it is more likely than not that the fair value is more than its carrying value, these amended standards eliminate the requirement to perform further goodwill impairment testing as outlined in the previously issued standards. These amended standards are effective beginning in the first quarter of 2012.  The Company does not expect these new standards to significantly impact its consolidated financial statements.

U.	Reclassification

Certain amounts in prior years' financial statements have been reclassified in order to conform to the 2011 presentation.